RELATED PARTY TRANSACTIONS - Other Related Party Transactions (Details) - Other related parties - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Revenues	$ 439	$ 612	$ 452
Accounts and other receivable, net	138	98
Accounts payable and other	549	97
Non-recourse borrowings in subsidiaries of the partnership	56	0
Tax receivable agreement, related party transactions	$ 326	$ 0